Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of Reserved Shares of Common Stock

We have reserved shares of common stock for the following as of September 30, 2019 (unaudited):

Shares issuable upon the exercise of outstanding common stock options and the vesting of outstanding common restricted stock units (“RSUs”) granted	17,495,253
Shares available for future grant under the 2019 Plan	15,474,217
Shares available for future grant under the Employee Stock Purchase Plan	1,551,917
Shares to be issued upon conversion of a common stock warrant	56,875

Total shares of common stock reserved for future issuance	34,578,262

We have reserved shares of common stock for the following as of December 31, 2018:

Shares to be issued upon conversion of all series of convertible preferred stock	92,790,094
Shares to be issued upon exercise of outstanding common stock options	14,893,253
Shares available for future stock option grants	6,827,996
Shares to be issued upon exercise of outstanding Series E-1 convertible preferred stock options	264,677
Shares to be issued upon conversion of Series C convertible preferred stock in connection with warrant exercise	56,875
Shares to be issued upon conversion of common stock warrants	55,032

Shares of common stock reserved for future issuance	114,887,927